Operating Assets and Liabilities - Other Investments (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 DKK (kr)
Collaboration Agreements
Other investments	kr 1,081		kr 149
CureVac
Collaboration Agreements
Other investments	kr 1,067	€ 20
Percentage of ownership interest	1.20%
Fair value of investment	kr 1,067		kr 149